Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Disclosure of financial assets [line items]
Financial assets	$ 19,400	$ 103,514
Restricted cash
Disclosure of financial assets [line items]
Financial assets	19,075	97,017
Derivative instruments
Disclosure of financial assets [line items]
Financial assets	325	6,497
Non-current
Disclosure of financial assets [line items]
Financial assets	45,740	36,372
Restricted cash
Disclosure of financial assets [line items]
Financial assets	45,740	36,372
Derivative instruments
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0